Details of Significant Accounts - Summary of Reconciliation Between Income Tax Expense and Accounting Profit (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	$ 180,141	$ 5,885	$ 148,412	$ 140,038
Effect of different tax rates in countries in which the group operates	300	10	573	439
Tax effect of amounts which are not (taxable) deductible in calculating taxable income			83	(89)
Taxable loss not recognized as deferred tax assets	180,379	5,892	148,574	140,134
Prior year income tax underestimation	329	11	133	117
Tax expense (income), continuing operations	$ 867	$ 28	$ 951	$ 563